PROPERTY, EQUIPMENT AND OTHER	12 Months Ended
Aug. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, EQUIPMENT AND OTHER [Text Block]

6. PROPERTY, EQUIPMENT AND OTHER

	Buildings	Other	Right to Use Asset	Total
August 31, 2021	$215	$73	$182	$470

Additions	-	41	-	41
Disposals	-	(3)	-	(3)
Depreciation	(11)	(24)	(70)	(105)
Foreign Exchange	(32)	(12)	(7)	(51)
August 31, 2022	$172	$75	$105	$352

Additions	-	94	312	406
Disposals	-	(4)	-	(4)
Depreciation	(10)	(31)	(66)	(107)
Foreign Exchange	(16)	(8)	(3)	(27)
August 31, 2023	$146	$126	$348	$620

In 2023 the Company capitalized $24 of depreciation to mineral properties (2022 - $14)